Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share
Schedule of computation of basic and diluted net loss per share

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net loss attributable to the Company’s ordinary shareholders	(15,032)	(7,235)	(16,804)
Denominator:
Weighted average ordinary shares outstanding
—basic	341,070,214	347,119,359	355,001,931
—diluted	341,070,214	347,119,359	355,001,931
Basic and diluted net loss per share attributable to ordinary shareholders	(0.04)	(0.02)	(0.05)
Basic and diluted net loss per ADS attributable to ordinary shareholders	(2.64)	(1.25)	(2.84)